Subsequent Events	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 10 — Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through May 14, 2021, the date the unaudited condensed consolidated financial statements were issued, require potential adjustment to or disclosure in the unaudited condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 11 — Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through May 10, 2021, the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and has concluded that, other than as described below, all such events that would require recognition or disclosure have been recognized or disclosed.
Proposed Hippo Business Combination
On February 23, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Hippo Enterprises Inc., a Delaware corporation (“Hippo”), and RTPZ Merger Sub Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company (“Merger Sub”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Hippo Business Combination”): (i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the General Corporation Law of the State of Delaware, as amended (the “DGCL”), (a) Merger Sub will merge with and into Hippo, the separate corporate existence of Merger Sub will cease and Hippo will be the surviving corporation and a wholly owned subsidiary of the Company (the “First Merger”) and (b) immediately following the First Merger, Hippo (as the surviving corporation of the First Merger) will merge with and into the Company, the separate corporate existence of Hippo will cease and the Company will be the surviving corporation (the “Second Merger” and, together with the First Merger, the “Mergers”); (ii) as a result of the Merger, among other things, all outstanding shares of capital stock of Hippo will be canceled in exchange for the right to receive, in the aggregate, a number of shares of RTPZ Common Stock (as defined below) equal to the quotient obtained by dividing (x) $5,522,000,000 (representing the enterprise value of $5,000,000,000 plus Hippo’s cash as of December 31, 2020 ($522,000,000)) by (y) $10.00; and (iii) upon the effective time of the Domestication (as defined below), the Company will immediately be renamed “Hippo Holdings Inc.”
Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, Cayman Islands Companies Act (as revised) (the “CICA”) and the Company’s amended and restated memorandum and articles of association, the Company will effect a deregistration under the CICA and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).
In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of common stock, par value $0.0001, of the Company (after its Domestication) (the “RTPZ Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of RTPZ Common Stock, (iii) each then issued and outstanding warrant to acquire the Company’s Class A Ordinary Shares will convert automatically into a warrant to acquire an equal number of shares of RTPZ Common Stock (“Domesticated RTPZ Warrant”), and (iv) each then issued and outstanding unit of the Company (the “Cayman RTPZ Units”) will convert automatically into a share of RTPZ Common Stock, on a one-for-one
basis, and
one-fifth
of one Domesticated RTPZ Warrant.
On March 3, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 55 million shares of RTPZ Common Stock for an aggregate purchase price equal to $550 million (the “PIPE Investment”).
The consummation of the proposed Hippo Business Combination is subject to certain conditions as further described in the Merger Agreement.
Sponsor Support Agreement
On March 3, 2021, the Sponsor entered into the Sponsor Agreement (the “Sponsor Agreement”) with the Company and Hippo, pursuant to which the parties thereto agreed to, among other things, (i) certain vesting terms with respect to the RTPZ Common Stock beneficially owned by the Sponsor as of the Domestication, (ii) a lock-up of securities held by the Sponsor, (iii) the mandatory exercise of the Domesticated RTPZ Warrants held by the Sponsor if (a) RTPZ elects to redeem the Domesticated RTPZ Warrants held by RTPZ’s public shareholders and (b) the last reported sales price of the RTPZ Common Stock for any 20 Trading Days (as defined in the Sponsor Agreement) within a period of 30 consecutive Trading Days exceeds $25.00 per share and (iv) certain rights of Sponsor with respect to board representation of the combined company at the Closing, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement.